Equity Investees (Schedule Of Balance Sheet Information For Equity Investees) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Current assets	$ 42,135	$ 70,921
Fixed assets, net	1,015,305	1,028,808
Equity Method Investment, Summarized Financial Information, Noncurrent Assets	4,369	6,823
Total assets	1,061,809	1,106,552
Current liabilities	25,369	55,918
Other liabilities	202,613	190,578
Equity	833,827	860,056
Total liabilities and equity	$ 1,061,809	$ 1,106,552